Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: December 12, 2023

Payment Date	12/15/2023
Collection Period Start	11/1/2023
Collection Period End	11/30/2023
Interest Period Start	11/15/2023
Interest Period End	12/14/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$142,137,164.04	$35,840,722.12	$106,296,441.92	0.160281	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,013,017,164.04	$35,840,722.12	$977,176,441.92

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,080,925,512.64	$1,042,300,492.50	0.514511
YSOC Amount	$63,160,654.54	$60,376,356.52
Adjusted Pool Balance	$1,017,764,858.10	$981,924,135.98
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$142,137,164.04	2.71000%	30/360	$320,993.10
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,013,017,164.04			$2,679,011.52

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,080,925,512.64	$1,042,300,492.50
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,017,764,858.10	$981,924,135.98
Number of Receivables Outstanding	67,420	66,532
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	43	42

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,258,317.04
Principal Collections	$38,268,171.82
Liquidation Proceeds	$146,059.76
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$41,672,548.62
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$41,672,548.62

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$900,771.26	$900,771.26	$—	$—	$40,771,777.36
Interest - Class A-1 Notes	$—	$—	$—	$—	$40,771,777.36
Interest - Class A-2 Notes	$320,993.10	$320,993.10	$—	$—	$40,450,784.26
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$38,698,857.34
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$38,281,837.67
First Allocation of Principal	$—	$—	$—	$—	$38,281,837.67
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$38,225,025.92
Second Allocation of Principal	$—	$—	$—	$—	$38,225,025.92
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$38,162,833.67
Third Allocation of Principal	$12,113,028.06	$12,113,028.06	$—	$—	$26,049,805.61
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,979,737.78
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,999,737.78
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,999,737.78
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,252,043.72
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,252,043.72
Remaining Funds to Certificates	$2,252,043.72	$2,252,043.72	$—	$—	$—
Total	$41,672,548.62	$41,672,548.62	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$63,160,654.54
Increase/(Decrease)	$(2,784,298.02)
Ending YSOC Amount	$60,376,356.52

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,017,764,858.10	$981,924,135.98
Note Balance	$1,013,017,164.04	$977,176,441.92
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	23	$356,848.32
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	98	$146,059.76
Monthly Net Losses (Liquidation Proceeds)			$210,788.56
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.23%
Preceding Collection Period			0.05%
Current Collection Period			0.24%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$3,137,759.49
Cumulative Net Loss Ratio			0.15%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	156	$2,968,323.36
60-89 Days Delinquent	0.10%	48	$1,018,176.33
90-119 Days Delinquent	0.02%	8	$175,476.32
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.40%	212	$4,161,976.01

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$155,812.19
Total Repossessed Inventory		16	$313,592.22

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		56	$1,193,652.65
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.10%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.02	0.10%	47	0.07%